Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
Schedule V
Valuation and qualifying accounts

Amounts in EUR million	2021	2020	2019
Balance at January 1	276	199	179
Addition charged to earnings	12	154	72
Amounts written off and other changes	(57)	(70)	(53)
Currency translation	7	(7)	-
Balance at December 31	238	276	199

The provisions can be analyzed as follows:
Mortgages	6	6	6
Other loans	112	182	159
Receivables	120	88	34
Total	238	276	199